Intangible Assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Intangible Assets [Line Items]
Discount rate	25.30%
Impairment charge	$ 40,695
Fair value of impairment charge	1,865
Developed Technology [Member]
Intangible Assets [Line Items]
Impairment charge	13,595
Image Big Data [Member]
Intangible Assets [Line Items]
Impairment charge	$ 27,100
AI Solutions Reporting Unit [Member]
Intangible Assets [Line Items]
Internal cash flows forecasts	5 years 6 months